Other Non-Current Liabilities - Schedule of Other Non-Current Liabilities (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Non-Current Liabilities [Abstract]
Asset retirement obligations	¥ 7,506,609	¥ 8,422,609
Others	166,501	214,072
Total other non-current liabilities	¥ 7,673,110	¥ 8,636,681